Summary of Fair Value of Assets Acquired and Liabilities Assumed (Details) (Parenthetical) $ in Thousands		3 Months Ended
	Nov. 05, 2021 shares	Dec. 31, 2022 USD ($) shares
IfrsStatementLineItems [Line Items]
Number of warrants issued		603,703
Consideration transferred, acquisition | $		$ 213
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Consideration transferred, acquisition | $		$ 330
Ely [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued		15,946,732
Golden Valley Share [Member]
IfrsStatementLineItems [Line Items]
Number of warrants issued	1,166,389